Edgar Lomax Value Fund
Schedule of Investments
July 31, 2021 (Unaudited)

Shares	COMMON STOCKS - 97.15%	Value
	Beverage and Tobacco Product Manufacturing - 2.96%
3,850	Altria Group, Inc.	$184,954
49,650	Coca-Cola Co.	2,831,539
		3,016,493
	Broadcasting (except Internet) - 1.45%
25,150	Comcast Corp. - Class A	1,479,574

	Building Material and Garden Equipment - 2.46%
5,000	Home Depot, Inc.	1,640,950
4,500	Lowe's Cos., Inc.	867,105
		2,508,055
	Chemical Manufacturing - 15.69%
17,700	AbbVie, Inc.	2,058,510
8,700	Amgen, Inc.	2,101,398
9,400	Bristol-Myers Squibb Co.	637,978
7,000	Colgate-Palmolive Co.	556,500
10,450	Dow, Inc.	649,572
9,950	Gilead Sciences, Inc.	679,485
14,100	Johnson & Johnson	2,428,020
35,800	Merck & Co., Inc.	2,751,946
3,580	Organon & Co.	103,856
48,952	Pfizer, Inc.	2,095,635
13,600	Procter & Gamble Co.	1,934,328
		15,997,228
	Computer and Electronic Product Manufacturing - 6.12%
75,950	Cisco Systems, Inc.	4,205,352
18,400	Intel Corp.	988,448
5,500	Texas Instruments, Inc.	1,048,410
		6,242,210
	Credit Intermediation and Related Activities - 3.47%
13,800	Bank of New York Mellon Corp.	708,354
9,250	Capital One Financial Corp.	1,495,725
9,450	Citigroup, Inc.	639,009
12,400	U.S. Bancorp	688,696
		3,531,784

	Electrical Equipment, Appliance, and Component Manufacturing - 1.50%
15,150	Emerson Electric Co.	1,528,483

	Food Manufacturing - 1.62%
14,050	Kraft Heinz Co.	540,503
17,600	Mondelez International, Inc. - Class A	1,113,376
		1,653,879
	General Merchandise Stores - 2.86%
4,000	Target Corp.	1,044,200
13,150	Walmart, Inc.	1,874,532
		2,918,732
	Health and Personal Care Stores - 8.48%
58,300	CVS Health Corp.	4,801,588
81,450	Walgreens Boots Alliance, Inc.	3,840,368
		8,641,956
	Insurance Carriers and Related Activities - 12.99%
33,300	Allstate Corp.	4,330,665
15,450	American International Group, Inc.	731,558
89,950	MetLife, Inc.	5,190,115
2,200	Travelers Cos., Inc.	327,624
6,450	UnitedHealth Group, Inc.	2,658,819
		13,238,781
	Merchant Wholesalers, Durable Goods - 2.23%
11,500	3M Co.	2,276,310
	Petroleum and Coal Products Manufacturing - 8.20%
37,700	Chevron Corp.	3,838,237
12,050	ConocoPhillips	675,523
66,850	Exxon Mobil Corp.	3,848,555
		8,362,315
	Professional, Scientific, and Technical Services - 2.20%
15,900	International Business Machines Corp.	2,241,264

	Publishing Industries (except Internet) - 1.75%
20,500	Oracle Corp.	1,786,370

	Rail Transportation - 2.31%
10,750	Union Pacific Corp.	2,351,670

	Real Estate - 0.85%
6,850	Simon Property Group, Inc.	866,662

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.66%
1,000	BlackRock, Inc.	867,170
5,000	Goldman Sachs Group, Inc.	1,874,400
10,350	Morgan Stanley	993,393
		3,734,963
	Telecommunications - 5.31%
83,800	AT&T, Inc.	2,350,590
54,850	Verizon Communications, Inc.	3,059,533
		5,410,123
	Transportation Equipment Manufacturing - 3.70%
16,200	General Dynamics Corp.	3,175,686
1,600	Lockheed Martin Corp.	594,672
		3,770,358
	Utilities - 7.34%
16,300	Duke Energy Corp.	1,713,293
57,100	Exelon Corp.	2,672,280
35,250	Kinder Morgan, Inc.	612,645
11,900	NextEra Energy, Inc.	927,010
24,450	Southern Co.	1,561,622
		7,486,850
	TOTAL COMMON STOCKS (Cost $90,061,091)	99,044,060

	MONEY MARKET FUND - 2.77%
2,823,098	Invesco STIT-Treasury Portfolio - Institutional Class, 0.01% (a)	2,823,098
	TOTAL MONEY MARKET FUND (Cost $2,823,098)	2,823,098

	Total Investments in Securities (Cost $92,884,189) - 99.92%	101,867,158
	Other Assets in Excess of Liabilities - 0.08%	81,969
	TOTAL NET ASSETS - 100.00%	$101,949,127

(a)	Rate shown is the 7-day annualized yield as of July 31, 2021.

Edgar Lomax Value Fund
Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Edgar Lomax Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Finance and Insurance	$19,009,803	$-	$-	$19,009,803
Information	5,616,534	-	-	5,616,534
Management of Companies and
Enterprises	1,495,725	-	-	1,495,725
Manufacturing	38,333,516	-	-	38,333,516
Mining, Quarrying, and Oil and Gas
Extraction	675,523	-	-	675,523
Professional, Scientific, and
Technical Services	2,241,264	-	-	2,241,264
Real Estate	866,662	-	-	866,662
Retail Trade	20,966,513	-	-	20,966,513
Transportation and Warehousing	2,351,670	-	-	2,351,670
Utilities	7,486,850	-	-	7,486,850
Total Common Stocks	99,044,060	-	-	99,044,060
Money Market Fund	2,823,098	-	-	2,823,098
Total Investments in Securities	$101,867,158	$-	$-	$101,867,158

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.